UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

The Osterweis Fund
SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 82.8%

	Beverages: 4.9%
140,680	Anheuser-Busch Companies, Inc.	$8,739,041
104,625	Diageo Plc - ADR	7,728,649
		16,467,690
	Biotechnology: 2.9%
155,925	Charles River Laboratories, Inc.*	9,966,726

	Chemicals: 1.4%
136,485	Rockwood Holdings, Inc.*	4,749,678

	Commercial Services & Supplies: 3.3%
204,337	Republic Services, Inc.	6,068,809
134,450	Waste Management, Inc.	5,070,109
		11,138,918
	Containers & Packaging: 4.3%
560,325	Crown Holdings, Inc.*	14,562,847

	Diversified Telecommunication Services: 2.0%
198,975	AT&T, Inc.	6,703,468

	Electric Utilities: 3.2%
207,825	ITC Holdings Corp.	10,621,936

	Electronic Equipment & Instruments: 2.1%
202,450	Agilent Technologies, Inc.*	7,195,073

	Energy Equipment & Services: 2.4%
74,725	Schlumberger Ltd.[1]	8,027,707

	Food Products: 3.5%
266,100	Nestle SA1	12,024,058

	Gas Utilities: 0.6%
28,025	Questar Corp.	1,990,896

	Health Care Equipment & Supplies: 3.2%
209,215	Medtronic, Inc.	10,826,876

	Health Care Providers & Services: 2.9%
602,905	Healthsouth Corp.	10,026,310

	Hotels, Restaurants & Leisure: 1.5%
179,425	Boyd Gaming Corp.	2,253,578
553,150	Carrols Restaurant Group, Inc.*	2,870,848
		5,124,426
	Industrial Conglomerates: 2.0%
122,775	Teleflex, Inc.	6,825,062

	Insurance: 2.7%
152,930	Prudential Financial, Inc.	9,136,038

	Internet Software & Services: 7.2%
363,350	VeriSign, Inc.*	13,734,630
647,030	Websense, Inc.*	10,895,985
		24,630,615
	IT Services: 5.2%
128,125	Fiserv, Inc.*	5,813,031
146,850	Visa, Inc.*	11,940,374
		17,753,405
	Media: 5.8%
264,950	The McGraw-Hill Companies, Inc.	10,629,794
623,625	Time Warner, Inc.	9,229,650
		19,859,444
	Multi-Utilities & Unregulated Power: 2.0%
84,500	Constellation Energy Group, Inc.	6,937,450

	Oil & Gas: 8.2%
536,275	El Paso Corp.	11,658,618
219,800	Forest Oil Corp.*	16,375,100
		28,033,718
	Pharmaceuticals: 6.7%
188,075	Johnson & Johnson	12,100,746
616,300	Valeant Pharmaceuticals International*	10,544,893
		22,645,639
	Special Purpose Acquisition Corporations: 3.4%
1,124,350	Trian Acquisition I Corp.*	11,614,536

	Specialty Retail: 1.4%
4,803,100	Signet Group Plc[1]	4,759,570

	TOTAL COMMON STOCKS
	(Cost $252,237,782)	281,622,086

	PARTNERSHIPS & TRUSTS: 6.8%
	Oil, Gas & Consumable Fuels: 6.8%
291,450	Calumet Specialty Products Partners	4,185,222
430,850	Magellan Midstream Holdings	9,694,125
312,475	Enterprise Products Partners	9,230,511

	TOTAL PARTNERSHIPS AND TRUSTS
	(Cost $31,289,075)	23,109,858

Principal
Amount		Value
	CORPORATE BONDS: 4.6%
	Hotels, Restaurants & Leisure: 1.5%
$5,210,000	MGM Mirage Inc.
	9.500%, 08/01/2008	5,236,050
	Motor Vehicle Parts & Accessories: 3.1%
10,000,000	Stoneridge, Inc.
	11.500%, 05/01/2012	10,412,500

	TOTAL CORPORATE BONDS
	(Cost $15,731,005)	15,648,550

Shares		Value
	SHORT-TERM INVESTMENT: 5.2%
17,599,800	Goldman Sachs Financial Square - Prime Obligations Fund	17,599,800

	TOTAL SHORT-TERM INVESTMENT
	(Cost $17,599,800)	17,599,800

	TOTAL INVESTMENTS IN SECURITIES: 99.4%
	(Cost $316,857,662)	337,980,294
	Other Assets in Excess of Liabilities: 0.6%	2,052,339
	TOTAL NET ASSETS: 100.0%	$340,032,633

* Non-income producing security.
ADR - American Depository Receipt.
[1] Foreign issued security.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows+:

Cost of investments	$316,857,662
Gross unrealized appreciation	57,862,221
Gross unrealized depreciation	(36,739,589)
Net unrealized appreciation	$21,122,632

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$322,331,744.00	$0.00
Level 2 - Other Significant
observable inputs	$ 15,648,550.00
Level 3 - Significant
unobservable inputs
Total	$337,980,294.00	$0.00

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The Osterweis Strategic Income Fund
SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited)

Principal
Amount		Value
	BONDS: 80.5%

	CONVERTIBLE BONDS: 25.6%
	Airlines: 4.0%
	Jetblue Airways Corp.,
$6,850,000	3.500%, 07/15/2033	$6,832,875

	Biotechnology: 3.1%
	QLT, Inc.,
5,025,000	3.000%, 09/15/2023	4,987,313

	Communications Equipment: 4.1%
	Finisar Corp.,
6,995,000	5.250%, 10/15/2008	6,960,025

	Computers & Peripherals: 2.0%
	Adaptec, Inc.,
3,369,000	0.750%, 12/22/2023	3,305,831

	Internet & Catalog Retail: 1.7%
	Collegiate Pacific, Inc.,
3,030,000	5.750%, 12/01/2009	2,901,225

	Media: 0.4%
	Sinclair Broadcast Group, Inc.,
800,000	6.000%, 09/15/2012	721,000

	Real Estate Investment Trusts: 4.3%
	Meristar Hospitality Operating Partnerships,
7,025,000	9.500%, 04/01/2010	7,211,163

	Software: 3.2%
	Fair Isaac Corp.
800,000	1.500%, 08/15/2023	797,000
	Magma Design Automation,
2,500,000	2.000%, 05/15/2010	2,112,500
	Mentor Graphics Corp.,
2,587,000	4.434%, 08/06/2023[1]	2,548,195
		5,457,695
	Specialty Retail: 2.8%
	Lithia Motors, Inc.,
5,513,000	2.875%, 05/01/2014	4,810,092

	TOTAL CONVERTIBLE BONDS
	(Cost $43,014,555)	43,187,219

	CORPORATE BONDS: 54.9%

	Apparel Manufacturing: 0.7%
	Jones Apparel Group Inc.,
1,250,000	4.250%, 11/15/2009	1,228,125
	Automotive: 3.9%
	Ford Motor Credit Co.,
3,200,000	5.800%, 01/12/2009	3,055,917
	General Motors Nova Scotia Finance Co.,
3,625,000	6.850%, 10/15/2008	3,516,250
		6,572,167
	Banks: 1.9%
	Emigrant Capital Trust,
1,750,000	5.205%, 04/14/2034[1]	1,751,237
	Discover Bank,
1,500,000	2.866%, 02/10/2009[1]	1,460,513
		3,211,750
	Chemical Manufacturing: 3.2%
	Nova Chemicals Ltd.,
5,150,000	7.250%, 08/15/2028	5,150,000

	Consumer Finance: 2.5%
	Discover Financial Service,
5,000,000	3.316%, 06/11/2010[1]	4,278,425

	Electronic Equipment & Instruments: 1.4%
	Itron, Inc.,
2,350,000	7.750%, 05/15/2012	2,344,125

	Food Manufacturing: 3.5%
	Dean Foods Co.,
5,925,000	6.625%, 05/15/2009	5,865,750

	Forest Products & Paper: 0.4%
	The Newark Group, Inc.,
965,000	9.750%, 03/15/2014	651,375

	Health Care Equipment & Supplies: 0.3%
	Bausch & Lomb, Inc.,
500,000	5.900%, 08/01/2008 [2]	500,000

	Health Care Providers & Services: 0.5%
	Healthsouth Corp.,
900,000	10.750%, 10/01/2008 [2]	905,036

	Hotels, Restaurants & Leisure: 4.3%
	Mandalay Resort Group,
3,675,000	9.500%, 08/01/2008	3,693,375
	Real Mex Restaurants, Inc.,
3,750,000	10.000%, 04/01/2010	3,618,750
		7,312,125
	Household Durables: 2.4%
	KB Home,
4,000,000	8.625%, 12/15/2008	4,040,000

	Insurance: 3.3%
	Presidential Life Corp.,
5,610,000	7.875%, 02/15/2009	5,624,025

	Media: 3.1%
	Interpublic Group, Inc.,
5,300,000	5.400%, 11/15/2009	5,180,750

	Medical Equipment Rental & Leasing: 1.4%
	Universal Hospital Services, Inc.,
2,200,000	10.125%, 11/01/2011	2,317,066

	Motor Vehicle Parts & Accessories: 4.5%
	Stoneridge, Inc.,
7,350,000	11.500%, 05/01/2012	7,653,188

	Multiline Retail: 0.8%
	Dillards, Inc.,
1,340,000	6.625%, 11/15/2008	1,341,675

	Primary Metal Industries: 2.0%
	Blaze Recycling & Metals LLC,
1,000,000	10.875%, 07/15/2012	985,000
	Coleman Cable, Inc.,
2,575,000	9.875%, 10/01/2012	2,433,375
		3,418,375
	Retail: 2.0%
	Harry & David Operations,
3,875,000	7.682%, 03/01/2012[1]	3,429,375

	Road & Rail: 7.8%
	Hertz Corp.,
1,778,000	7.400%, 03/01/2011	1,680,210
3,275,000	7.625%, 06/01/2012	3,152,187
	Rental Service Corp.,
3,500,000	9.500%, 12/01/2014	2,940,000
	Roadway Corp.,
5,200,000	8.250%, 12/01/2008	5,226,000
		12,998,397
	Software: 1.3%
	Pegasus Gaming Corp.,
3,000,000	10.500%, 04/15/2015	2,265,000

	Textiles, Apparel & Luxury Goods: 2.8%
	Brown Shoe Company, Inc.,
4,800,000	8.750%, 05/01/2012	4,800,000
	Wood Product Manufacturing: 0.9%
	Boise Cascade Corp.,
400,000	7.950%, 03/27/2009	403,000
1,150,000	7.315%, 06/15/2009	1,155,750
		1,558,750

	TOTAL CORPORATE BONDS
	(Cost $94,412,738)	92,645,479

	TOTAL BONDS
	(Cost $137,427,294)	135,832,698

	U.S. TREASURY OBLIGATION: 3.1%
	United States Treasury Note,
5,000,000	4.750%, 08/15/2017	5,298,440

	TOTAL U.S. TREASURY OBLIGATION
	(Cost $5,056,759)	5,298,440

Shares		Value

	SHORT-TERM INVESTMENT: 15.2%
25,703,751	Goldman Sachs Financial Square: Prime Obligations Fund	25,703,751

	TOTAL SHORT-TERM INVESTMENT
	(Cost $25,703,751)	25,703,751

	TOTAL INVESTMENTS IN SECURITIES: 98.8%
	(Cost $168,187,804)	166,834,889
	Other Assets in Excess of Liabilities: 1.2%	2,003,214
	TOTAL NET ASSETS: 100.0%	$168,838,103

[1]Variable rate security; rate shown is the rate in effect on June 30, 2008.
[2] Security is fair valued under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows+:

Cost of investments	$168,734,176
Gross unrealized appreciation	1,344,784
Gross unrealized depreciation	(3,244,071)
Net unrealized depreciation	$(1,899,287)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 25,703,751.00
Level 2 - Other Significant
observable inputs	$139,726,102.00
Level 3 - Significant
unobservable inputs	$ 1,405,036.00
Total	$166,834,889.00	$0.00

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FAS 157 - Level 3 Reconciliation at June 30, 2008

Investments in Securities

Balance as of 3/31/08	$1,405,388.00
Change in unrealized
appreciation	$(352.00)
Balance as of 6/30/08	$1,405,036.00

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date     August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date     August 19, 2008

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date     August 28, 2008

* Print the name and title of each signing officer under his or her signature.